Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Expected Future Lease Payments Under All Operating Leases	The following table illustrates expected future lease payments under all operating leases (in thousands):

2015	$356
2016	25
2017	12
2018 and thereafter	—

$393